LEASES (Tables)	6 Months Ended
Jun. 30, 2023
LEASES
Schedule of supplemental information related to operating leases

	Six Months Ended June 30,
	2022		2023
Lease cost:
Operating fixed lease cost	2,112		2,110
Finance lease cost
— Amortization of ROU assets	46		41
— Interest on lease liabilities	57		52
Short term lease cost	0		0
Variable lease cost	(9)		65
Total lease cost	2,206		2,268

Other information:
Weighted average remaining lease term
Operating leases	13	years	13	years
Finance leases	27	years	28	years
Weighted average discount rate
Operating leases	6.30%		6.20%
Finance leases	3.98%		4.03%

Schedule of maturities of operating and finance lease liabilities

	Total
	Operating	Total Finance
	Leases	Leases
Remainder of 2023	2,211	75
2024	4,309	158
2025	4,106	157
2026	3,917	159
2027	3,734	162
Thereafter	26,652	3,967

Total minimum lease payments	44,929	4,678

Less: amount representing interest	13,577	1,926

Present value of minimum lease payments	31,352	2,752

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities	1,437	2,094
Cash paid for amounts included in the measurement of finance lease liabilities	63	69
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	475	554
Non-cash right-of-use assets obtained in exchange for finance lease liabilities, net of reassessment of finance lease payments	260	53
Non-cash right-of-use assets obtained in acquisition for operating lease	130	—
Non-cash lease liabilities obtained in acquisition for operating lease	105	—